Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Communication Services Portfolio	Apr. 29, 2024
VIP Communication Services Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	57.39%
Past 5 years	15.22%
Past 10 years	9.83%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1526
Average Annual Return:
Past 1 year	44.41%
Past 5 years	10.70%
Past 10 years	6.90%